Cover	Nov. 14, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 14, 2024
Entity Registrant Name	Oklo Inc.
City Area Code	650
Local Phone Number	550-0127
Entity Address, Address Line One	3190 Coronado Dr.
Entity Address, City or Town	Santa Clara
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95054
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40583
Entity Tax Identification Number	86-2292473
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	OKLO
Security Exchange Name	NYSE
Entity Central Index Key	0001849056
Amendment Flag	false